ASSETS AND LIABILITIES IN FOREIGN CURRENCY (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	$ 7,666,129	$ 5,382,867
Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	44,167,140	57,068,537
Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	36,501,011	51,685,670
US Dollar [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	7,189,608
US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	42,899,393
US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	35,709,785
Euro [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	189,547
Euro [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	974,565
Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	785,018
Real
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	15,448
Real | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	15,461
Real | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	13
Others [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	271,526
Others [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	277,721
Others [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	6,195
Deposits [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	25,199,406	31,770,757
Deposits [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	24,737,162
Deposits [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	462,244
Non-financial public sector [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	903,482	2,956,100
Non-financial public sector [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	903,332
Non-financial public sector [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	150
Financial sector [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,057	12,337
Financial sector [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,057
Non-financial private sector and foreign residents [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	24,293,867	28,802,321
Non-financial private sector and foreign residents [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	23,831,773
Non-financial private sector and foreign residents [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	462,094
Liabilities at fair value with changes in results [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	0	0
Other financial liabilities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,378,133	5,570,567
Other financial liabilities [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,049,159
Other financial liabilities [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	322,767
Other financial liabilities [member] | Real | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	13
Other financial liabilities [member] | Others [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	6,194
Financing received from the Argentine Central Bank and other financial entities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	5,200,132	10,993,994
Financing received from the Argentine Central Bank and other financial entities [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	5,200,132
Other financial entities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,202,858
Other financial entities [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	2,202,858
Subordinated Negotiable Obligations | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,140,468	2,886,028
Subordinated Negotiable Obligations | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,140,468
Other non-financial liabilities [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	380,014	464,323
Other non-financial liabilities [member] | US Dollar [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	380,006
Other non-financial liabilities [member] | Euro [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	7
Other non-financial liabilities [member] | Others [member] | Liabilities [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1
Cash and Due from Banks | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	20,398,250	18,919,331
Cash and Due from Banks | US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	19,133,411
Cash and Due from Banks | Euro [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	972,675
Cash and Due from Banks | Real | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	15,461
Cash and Due from Banks | Others [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	276,703
Government and corporate securities at fair value with changes in results [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,846,252	959,676
Government and corporate securities at fair value with changes in results [member] | US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,846,252
Derivatives [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	529
Derivatives [member] | US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	529
Other financial assets [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,133,994	1,567,666
Other financial assets [member] | US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,133,884
Other financial assets [member] | Euro [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	110
Loans and other financing [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	15,222,168	29,246,976
Loans and other financing [member] | US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	15,219,370
Loans and other financing [member] | Euro [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,780
Loans and other financing [member] | Others [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	1,018
Other Debt Securities [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	4,800,665	88
Other Debt Securities [member] | US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	4,800,665
Financial assets in guarantee | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	524,543	6,130,740
Financial assets in guarantee | US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	524,543
Other non-financial assets [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	240,739	$ 244,060
Other non-financial assets [member] | US Dollar [member] | Assets [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Assets and (liabilities) in foreign currency	$ 240,739